Segment Information - Schedule of Asset Information for Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment:
Identifiable assets	$ 129,964	$ 120,208	$ 111,076
Capital expenditure	481	332	381
Depreciation and amortization	1,484	1,519	1,523
Injection Molded Plastic Parts [Member]
Segment:
Identifiable assets	75,244	72,144	62,760
Capital expenditure	131	163	26
Depreciation and amortization	969	1,009	1,048
Electronic Products [Member]
Segment:
Identifiable assets	54,720	48,064	48,316
Capital expenditure	350	169	355
Depreciation and amortization	$ 515	$ 510	$ 475